CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (1,713)	$ 6,541	$ 5,887
Other comprehensive income, net of tax of nil:
Change in cumulative foreign currency translation adjustments	(983)	410	(99)
Total comprehensive income (loss)	(2,696)	6,951	5,788
Less: comprehensive loss attributable to noncontrolling interest	(171)	(566)	(630)
Comprehensive income (loss) attributable to RYB Education, Inc.	$ (2,525)	$ 7,517	$ 6,418